Recovery of Erroneously Awarded Compensation	12 Months Ended
Jun. 30, 2026
Restatement Determination Date:: 2026-06-30
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy

Effective December 1, 2023, the Company adopted a clawback policy (the “Clawback Policy”) to enable the Company to recover erroneously awarded compensation from covered executive officers in the event that the Company is required to prepare an accounting restatement, as defined within the policy. The Clawback Policy is designed to comply with, and shall be interpreted to be consistent with, Section 954 of the Dodd-Frank Act, as codified in Section 10D of the Exchange Act, Rule 10D-1 promulgated under the Exchange Act and Nasdaq listing standards. The Compensation Committee recognizes that maintaining a clawback policy represents an important protection for stockholders and is an important component of strong corporate governance.

The Clawback Policy provides for the reasonably prompt recovery (or clawback) of certain excess incentive-based compensation received during an applicable three-year recovery period by current or former executive officers in the event the Company is required to prepare an accounting restatement due to the material noncompliance with any financial reporting requirement under the securities laws. Triggering events include accounting restatements to correct an error in previously issued financial statements that is material to such previously issued financial statements, or that would result in a material misstatement if the error were corrected in the current period or left uncorrected in the current period. Excess incentive-based compensation for these purposes generally means the amount of incentive-based compensation received on or after October 2, 2023, by such executive officer that exceeds the amount of incentive-based compensation that would have been received by such executive officer had it been determined based on the restated amounts, without regard to any taxes paid. Incentive-based compensation potentially subject to recovery under the mandatory accounting restatement provisions of the Clawback Policy is generally limited to any compensation granted, earned or vested based wholly or in part on the attainment of one or more financial reporting measures.

In general, the Company may utilize a broad range of recoupment methods under the Clawback Policy for mandatory accounting restatement clawbacks. The Clawback Policy does not condition such clawback on the fault of the executive officer, but the Company is not required to claw back amounts in limited circumstances where the Compensation Committee has made a determination that recovery would be impracticable and (i) the Company has already attempted to recover such amounts but the direct expense paid to a third party in an effort to enforce the Clawback Policy would exceed the amount to be recovered; (ii) the recovery of amounts would violate applicable home country law; or (iii) the recovery would likely cause the non-compliance of a tax-qualified retirement plan under the Internal Revenue Code, and applicable regulations. Operation of the mandatory accounting restatement provisions of the Clawback Policy is subject to a brief phase-in process during the first few years after its effectiveness. The Company may not indemnify any such executive officer against the loss of such recovered compensation in the event of a mandatory accounting restatement.